Impact Shares YWCA Women’s Empowerment ETF Schedule of Investments September 30, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.3%
Communication Services— 14.0%
Alphabet, Cl A*	321	$858,200
Alphabet, Cl C*	304	810,254
AT&T	12,186	329,144
Comcast, Cl A	7,875	440,449
Facebook, Cl A*	2,771	940,450
Interpublic Group	652	23,909
Lumen Technologies	1,657	20,530
Verizon Communications	7,021	379,204
Walt Disney	3,143	531,701

		4,333,841

Consumer Discretionary— 10.8%
Amazon.com*	450	1,478,268
Aptiv PLC*	504	75,081
Autoliv	141	12,086
Best Buy	425	44,927
Carnival*	1,508	37,715
Darden Restaurants	235	35,595
Deckers Outdoor*	49	17,650
eBay	1,208	84,161
Expedia Group*	260	42,614
Ford Motor	7,441	105,365
Gap	370	8,399
General Motors*	2,420	127,558
Hasbro	230	20,521
Hilton Worldwide Holdings*	515	68,037
Lululemon Athletica*	217	87,820
Marriott International, Cl A*	494	73,157
McDonald’s	1,389	334,902
Royal Caribbean Cruises*	411	36,558
Starbucks	2,168	239,152
Target	695	158,995
TJX	2,233	147,333
VF	602	40,328
Yum! Brands	520	63,601

		3,339,823

Consumer Staples— 5.6%
Archer-Daniels-Midland	787	47,228
Campbell Soup	266	11,121
Church & Dwight	334	27,578
Clorox	167	27,657
Coca-Cola	5,477	287,378
Colgate-Palmolive	1,176	88,882
Conagra Brands	648	21,948
Estee Lauder, Cl A	321	96,278
General Mills	848	50,727
Hershey	199	33,681
J M Smucker	148	17,764
Kellogg	341	21,797
Kimberly-Clark	466	61,717
Kraft Heinz	906	33,359
Kroger	1,068	43,179
Molson Coors Beverage, Cl B	256	11,874
PepsiCo	1,937	291,344
Procter & Gamble	3,440	480,912
Tyson Foods, Cl A	406	32,050
Walgreens Boots Alliance	1,000	47,050

		1,733,524

Financials— 8.9%
Aflac	886	46,187
Allstate	419	53,343
American Express	905	151,614
American International PLC	1,225	67,240
Ameriprise Financial	161	42,523
Bank of America	10,884	462,026
Bank of New York Mellon	1,156	59,927

Description	Shares	Fair Value

BlackRock, Cl A	198	$166,055
Capital One Financial	638	103,337
Citigroup	2,991	209,908
Fifth Third Bancorp	995	42,228
First Republic Bank	244	47,063
Goldman Sachs Group	483	182,588
Hannon Armstrong Sustainable Infrastructure Capital‡	1,171	62,625
Hartford Financial Services Group	495	34,774
Huntington Bancshares	2,065	31,925
KeyCorp	1,364	29,490
Lincoln National	245	16,844
MetLife	1,059	65,372
Moody’s	223	79,190
Morgan Stanley	2,128	207,076
Northern Trust	291	31,373
Principal Financial Group	349	22,476
Progressive	824	74,481
Prudential Financial	562	59,122
Regions Financial	1,353	28,832
S&P Global	336	142,763
State Street	492	41,682
T Rowe Price Group	314	61,764
US Bancorp	1,945	115,611
Voya Financial	158	9,700

		2,749,139

Health Care— 13.9%
Abbott Laboratories	2,477	292,608
AbbVie	2,467	266,115
Agilent Technologies	420	66,162
AmerisourceBergen, Cl A	202	24,129
Amgen	823	175,011
Anthem	344	128,243
Baxter International	701	56,382
Becton Dickinson	405	99,557
Biogen*	212	59,994
BioMarin Pharmaceutical*	250	19,323
Bristol-Myers Squibb	3,146	186,149
Cardinal Health	397	19,636
Cigna	485	97,077
CVS Health	1,870	158,688
Edwards Lifesciences*	868	98,266
Eli Lilly	1,110	256,466
Gilead Sciences	1,776	124,054
Johnson & Johnson	3,725	601,588
McKesson	222	44,262
Medtronic PLC	1,886	236,410
Merck	3,576	268,593
Perrigo PLC	167	7,904
Pfizer	7,947	341,800
Quest Diagnostics	177	25,720
Regeneron Pharmaceuticals*	146	88,356
UnitedHealth Group	1,324	517,340
Vertex Pharmaceuticals*	362	65,663

		4,325,496

Industrials— 5.8%
3M	825	144,721
Caterpillar	783	150,312
CSX	3,188	94,811
Cummins	206	46,259
Delta Air Lines*	898	38,264
Eaton PLC	562	83,912
Emerson Electric	849	79,976
General Electric	1,589	163,715
IHS Markit	518	60,409
Illinois Tool Works	406	83,892
Johnson Controls International PLC	1,009	68,693
Norfolk Southern	351	83,977

Impact Shares YWCA Women’s Empowerment ETF Schedule of Investments September 30, 2021 (Unaudited)

Description	Shares	Fair Value

Owens Corning	141	$12,056
Pentair PLC	222	16,124
Rockwell Automation	160	47,046
Southwest Airlines*	555	28,544
TransUnion	261	29,313
Trex*	154	15,697
Union Pacific	936	183,465
United Parcel Service, Cl B	1,016	185,014
Verisk Analytics, Cl A	223	44,660
Waste Management	537	80,206
WW Grainger	60	23,584
Xylem	248	30,673

		1,795,323

Information Technology— 35.0%
Accenture PLC, Cl A	1,681	537,786
Adobe*	1,259	724,832
Apple	11,818	1,672,247
Autodesk*	584	166,539
Automatic Data Processing	596	119,152
Enphase Energy*	2,043	306,389
First Solar*	1,594	152,163
HP	3,214	87,935
Intel	10,832	577,129
Intuit	719	387,908
Keysight Technologies*	480	78,859
Mastercard, Cl A	1,225	425,908
Microsoft	6,053	1,706,462
Motorola Solutions	443	102,918
NVIDIA	6,544	1,355,655
PayPal Holdings*	1,637	425,964
QUALCOMM	3,017	389,132
salesforce.com*	2,434	660,149
SolarEdge Technologies*	782	207,402
TE Connectivity	885	121,440
Visa, Cl A	2,368	527,472
Workday, Cl A*	497	124,195

		10,857,636

Materials— 1.5%
Air Products and Chemicals	312	79,906
Avery Dennison	114	23,622
Celanese, Cl A	157	23,651
Dow	1,063	61,186
Ecolab	348	72,600
International Flavors & Fragrances	349	46,668
International Paper	724	40,486
Mosaic	473	16,896
Newmont	1,104	59,947
PPG Industries	332	47,479

		472,441

Real Estate— 1.7%
AvalonBay Communities‡	190	42,111
CBRE Group, Cl A*	466	45,370
Equinix‡	122	96,396
Equity LifeStyle Properties‡	221	17,260
Healthpeak Properties‡	718	24,039
Host Hotels & Resorts*‡	967	15,791
Iron Mountain‡	387	16,815
Prologis‡	1,021	128,064
Ventas‡	506	27,936
VEREIT‡	20	905
Welltower‡	574	47,298
Weyerhaeuser‡	1,037	36,886
WP Carey‡	234	17,091

		515,962

Utilities— 2.1%
American Water Works	244	41,246

Description	Shares	Fair Value

Atlantica Sustainable Infrastructure PLC	1,646	$56,804
Brookfield Renewable, Cl A	2,440	94,696
CenterPoint Energy	781	19,213
CMS Energy	392	23,414
Consolidated Edison	466	33,827
Dominion Energy	1,105	80,687
Edison International	516	28,623
Entergy	272	27,012
Essential Utilities	294	13,547
Eversource Energy	469	38,346
Exelon	1,363	65,887
NiSource	511	12,381
PG&E*	1,989	19,094
PPL	1,053	29,358
Sempra Energy	442	55,913
UGI	277	11,806
Vistra Energy	652	11,149

		663,003

Total Common Stock (Cost $26,638,531)		30,786,188

SHORT-TERM INVESTMENT — 0.7%
Invesco Government & Agency, Cl Institutional, 0.026% (A)	211,475	211,475

Total Short-Term Investment (Cost $211,475)		211,475

Total Investments - 100.0% (Cost $26,850,006)		$30,997,663

Percentages are based on Net Assets of $30,987,439.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Rate shown represents the 7-day effective yield as of September 30, 2021.

Cl — Class

PLC — Public Limited Company

As of September 30, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. generally accepted accounting principles.

For the period ended September 30, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

IMP-QH-001-0700